Dyal Acquisition - Finite-Lived Intangible Asset Expected Amortization Expense (Details) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Business Combination and Asset Acquisition [Abstract]
July 1, 2021 to December 31, 2021	$ 93,490
2022	184,699
2023	182,456
2024	182,956
2025	180,106
Thereafter	1,388,157
Total	$ 2,211,864	$ 0